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Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017	212 450 4000 tel 212 701 5000 fax

April 24, 2020
Re:	Six Circles Trust (the "Trust") on behalf of the Funds (the "Funds") listed on Appendix A File Nos. 333-225588 and 811-23325

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses and summary prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on April 15, 2020.

Any questions or comments should be directed to the undersigned at (212) 450-4930.

/s/ Gregory S. Rowland

Gregory S. Rowland

Appendix A

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

EXHIBIT INDEX

Exhibit No.	Description

EX.101.INS	XBRL Instance Document
EX.101.SCH	XBRL Taxonomy Extension Schema Document
EX.101.CAL	XBRL Taxonomy Extension Calculation Document
EX.101.DEF	XBRL Taxonomy Extension Definition Document
EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase